Retirement Benefit Schemes - Summary of Movements in Funded Scheme Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of scheme assets at 1 January	£ 10,816
Fair value of scheme assets at 31 December	7,424	£ 10,816
Listed
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	628	747
Bonds	1,185	1,934
Other assets	480	558
Unlisted
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	806	957
Bonds	832	1,996
Other assets	3,493	4,624
Plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of scheme assets at 1 January	10,816	12,576
Differences on exchange	627	(116)
Settlements	(1,294)	(1,397)
Interest on scheme assets	246	231
Company contributions	74	74
Contributions by scheme members	3	3
Benefits paid	(561)	(681)
Actuarial losses/(gains)arising from changes in financial assumptions	2,487	(126)
Fair value of scheme assets at 31 December	7,424	10,816
Plan assets | Pension schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of scheme assets at 1 January	10,644	12,403
Differences on exchange	606	(116)
Settlements	(1,294)	(1,397)
Interest on scheme assets	240	226
Company contributions	74	74
Contributions by scheme members	3	3
Benefits paid	(546)	(668)
Actuarial losses/(gains)arising from changes in financial assumptions	2,456	(119)
Fair value of scheme assets at 31 December	7,271	10,644
Plan assets | Pension schemes | Listed
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	623	741
Bonds	1,167	1,929
Other assets	473	543
Plan assets | Pension schemes | Unlisted
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	756	892
Bonds	768	1,924
Other assets	3,484	4,615
Plan assets | Healthcare schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of scheme assets at 1 January	172	173
Differences on exchange	21	0
Settlements	0	0
Interest on scheme assets	6	5
Company contributions	0	0
Contributions by scheme members	0	0
Benefits paid	(15)	(13)
Actuarial losses/(gains)arising from changes in financial assumptions	31	(7)
Fair value of scheme assets at 31 December	153	172
Plan assets | Healthcare schemes | Listed
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	5	6
Bonds	18	5
Other assets	7	15
Plan assets | Healthcare schemes | Unlisted
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	50	65
Bonds	64	72
Other assets	£ 9	£ 9